Fair Value Disclosures	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures
Fair Value Disclosures

4. Fair Value Disclosures

Cash equivalents, short-term investments, accounts receivable, other receivables, accounts payable and other payables are carried at cost, which approximates fair value due to the short-term nature of these financial instruments. Bank borrowings are floating rate instruments and carried at amortized cost, which approximates fair values.